SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 213,803	$ 186,301		$ 156,478
Restricted cash	4,568	5,228		4,831
Total cash, cash equivalents and restricted cash	$ 218,371	$ 191,529	$ 121,476	$ 161,309	$ 118,228